Information by Major Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Americas and Europe USD ($)	Mar. 31, 2012 Americas and Europe JPY (¥)	Mar. 31, 2011 Americas and Europe JPY (¥)	Mar. 31, 2010 Americas and Europe JPY (¥)
Net sales:
Net sales	$ 2,085,875	¥ 171,897,000	¥ 165,548,000	¥ 163,548,000	$ 1,815,156	¥ 149,587,000	¥ 144,999,000	¥ 143,902,000	$ 127,739	¥ 10,527,000	¥ 9,167,000	¥ 7,943,000	$ 142,980	¥ 11,783,000	¥ 11,382,000	¥ 11,703,000
Long-lived assets:
Long-lived assets	$ 595,535	¥ 49,078,000	¥ 49,734,000	¥ 51,804,000	$ 548,963	¥ 45,240,000	¥ 45,792,000	¥ 47,378,000	$ 28,322	¥ 2,334,000	¥ 2,349,000	¥ 2,512,000	$ 18,250	¥ 1,504,000	¥ 1,593,000	¥ 1,914,000